LONG-TERM DEBT (Aircraft Term Loan) - Additional Information (Detail) (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 25, 2012 Aircraft Term Loan [Member]	Dec. 31, 2013 Aircraft Term Loan [Member]	Dec. 31, 2013 Aircraft Term Loan [Member] Aircraft [Member]	Dec. 31, 2012 Aircraft Term Loan [Member] Aircraft [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity			$ 43,000,000
Amount drawn down as of the date				43,000,000
Interest rate margin per annum added to LIBOR			2.80%
Voluntary prepayments, minimum amount			1,000,000
Limit of any capital expenditure not in ordinary course of business or any subsequent indebtedness of which exceeding will be subject to lender's approval			1,000,000
Maturity date			Jun. 27, 2019
Carrying value of aircraft	$ 3,308,846,000	$ 2,684,094,000			$ 46,437,000	$ 51,900,000